DISCONTINUED OPERATIONS (Details 3) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Liabilities of discontinued operations
Due to related parties	¥ 0	$ 0	¥ 22,640
Total liabilities of discontinued operations	¥ 0	$ 0	¥ 22,640